Income Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax [text block] [Abstract]
Income tax recovery	$ 0.8	$ 0.7
Income tax rates	26.58%	26.60%
Deductible temporary difference of deferred tax	$ 3.5	$ 3.7